Related party transactions: (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
key management personnel
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 2,992	$ 2,307
Total Key management personnel compensation	$ 9,721	5,104
Chairman of the Board of Directors and Spouse
Disclosure of transactions between related parties [line items]
Successive 1-year terms	1 year
Renewal term of agreement (in years)	1 year
Fees and expenses	$ 304	284	$ 381
DSU Plan | key management personnel
Disclosure of transactions between related parties [line items]
Stock-based compensation expense (recovery) - DSU plan	1,777	(993)
Stock option plan | key management personnel
Disclosure of transactions between related parties [line items]
Stock-based compensation expense - Stock option plan	$ 4,952	$ 3,790